The Company’s maximum exposure to credit risk at the financial position date under its financial instruments is summarized as follows: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 18,851,244	$ 171,271	$ 58,614	$ 260,019